Share Capital - Schedule of Stock Option Activity (Details)	12 Months Ended
	Dec. 31, 2024 shares $ / shares	Dec. 31, 2023 shares	Dec. 31, 2022 shares
Disclosure of range of exercise prices of outstanding share options [line items]
Outstanding (in shares)	6,555,599	7,281,120	6,713,506
Vested stock options (in shares)	3,229,316
Remaining contractual life in years	1 year 6 months 7 days
Exercise price (C$/share) | $ / shares	$ 4.55
4.00
Disclosure of range of exercise prices of outstanding share options [line items]
Outstanding (in shares)	632,500
Vested stock options (in shares)	632,500
Remaining contractual life in years	2 months 1 day
Exercise price (C$/share) | $ / shares	$ 4.00
3.80
Disclosure of range of exercise prices of outstanding share options [line items]
Outstanding (in shares)	324,815
Vested stock options (in shares)	324,815
Remaining contractual life in years	2 months 23 days
Exercise price (C$/share) | $ / shares	$ 3.80
4.05
Disclosure of range of exercise prices of outstanding share options [line items]
Outstanding (in shares)	135,000
Vested stock options (in shares)	135,000
Remaining contractual life in years	3 months
Exercise price (C$/share) | $ / shares	$ 4.05
5.00
Disclosure of range of exercise prices of outstanding share options [line items]
Outstanding (in shares)	5,000
Vested stock options (in shares)	5,000
Remaining contractual life in years	5 months 26 days
Exercise price (C$/share) | $ / shares	$ 5.00
6.88
Disclosure of range of exercise prices of outstanding share options [line items]
Outstanding (in shares)	50,000
Vested stock options (in shares)	50,000
Remaining contractual life in years	6 months
Exercise price (C$/share) | $ / shares	$ 6.88
4.03
Disclosure of range of exercise prices of outstanding share options [line items]
Outstanding (in shares)	1,161,491
Vested stock options (in shares)	534,925
Remaining contractual life in years	1 year 14 days
Exercise price (C$/share) | $ / shares	$ 4.03
6.04
Disclosure of range of exercise prices of outstanding share options [line items]
Outstanding (in shares)	703,000
Vested stock options (in shares)	703,000
Remaining contractual life in years	1 year 3 months
Exercise price (C$/share) | $ / shares	$ 6.04
3.40
Disclosure of range of exercise prices of outstanding share options [line items]
Outstanding (in shares)	13,408
Vested stock options (in shares)	0
Remaining contractual life in years	1 year 4 months 13 days
Exercise price (C$/share) | $ / shares	$ 3.40
3.09
Disclosure of range of exercise prices of outstanding share options [line items]
Outstanding (in shares)	60,152
Vested stock options (in shares)	30,076
Remaining contractual life in years	1 year 9 months
Exercise price (C$/share) | $ / shares	$ 3.09
5.45
Disclosure of range of exercise prices of outstanding share options [line items]
Outstanding (in shares)	90,000
Vested stock options (in shares)	90,000
Remaining contractual life in years	2 years 25 days
Exercise price (C$/share) | $ / shares	$ 5.45
4.09
Disclosure of range of exercise prices of outstanding share options [line items]
Outstanding (in shares)	2,306,094
Vested stock options (in shares)	0
Remaining contractual life in years	2 years 1 month 2 days
Exercise price (C$/share) | $ / shares	$ 4.09
5.84
Disclosure of range of exercise prices of outstanding share options [line items]
Outstanding (in shares)	724,000
Vested stock options (in shares)	724,000
Remaining contractual life in years	2 years 3 months
Exercise price (C$/share) | $ / shares	$ 5.84
5.17
Disclosure of range of exercise prices of outstanding share options [line items]
Outstanding (in shares)	343,443
Vested stock options (in shares)	0
Remaining contractual life in years	2 years 6 months
Exercise price (C$/share) | $ / shares	$ 5.17
5.59
Disclosure of range of exercise prices of outstanding share options [line items]
Outstanding (in shares)	6,696
Vested stock options (in shares)	0
Remaining contractual life in years	2 years 10 months 13 days
Exercise price (C$/share) | $ / shares	$ 5.59